DERIVATIVE FINANCIAL INSTRUMENTS - Derivative Instruments by Term to Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	$ 19,740	$ 9,915
Less than 1 year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	4,652
1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	14,500
Over 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	588
Foreign exchange contracts | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	3,542	1,337
Foreign exchange contracts | Less than 1 year | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	1,913
Foreign exchange contracts | 1 to 5 years | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	1,629
Foreign exchange contracts | Over 5 years | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Interest rate derivatives | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	6,753	1,500
Interest rate derivatives | Less than 1 year | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Interest rate derivatives | 1 to 5 years | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	6,753
Interest rate derivatives | Over 5 years | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Option contracts | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0	5,250
Option contracts | Less than 1 year | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Option contracts | 1 to 5 years | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Option contracts | Over 5 years | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	6,261	1,652
Foreign exchange contracts | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	2,719	315
Foreign exchange contracts | Less than 1 year | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	2,478
Foreign exchange contracts | 1 to 5 years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	171
Foreign exchange contracts | Over 5 years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	70
Cross currency swaps
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	374	15
Cross currency swaps | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	373	15
Cross currency swaps | Less than 1 year | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	160
Cross currency swaps | 1 to 5 years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	126
Cross currency swaps | Over 5 years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	87
Interest rate derivatives
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	13,058	8,217
Interest rate derivatives | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	6,306	1,467
Interest rate derivatives | Less than 1 year | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	77
Interest rate derivatives | 1 to 5 years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	5,798
Interest rate derivatives | Over 5 years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	431
Equity derivatives
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	47	31
Equity derivatives | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	47	$ 31
Equity derivatives | Less than 1 year | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	24
Equity derivatives | 1 to 5 years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	23
Equity derivatives | Over 5 years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	$ 0